BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated May 28, 2014 to the

Blackstone Alternative Multi-Manager Fund

Prospectus and Statement of Additional Information,

each dated July 16, 2013, as revised July 31, 2013

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees, Waterfall Asset Management, LLC (“Waterfall”) will serve as a sub-adviser to the Fund.

Effective June 1, 2014, the Fund’s Prospectus and Statement of Additional Information are revised as follows:

The lists of sub-advisers to the Fund in the “Principal Investment Strategies” section on page 4 of the Prospectus, “Management of the Fund” section on page 11 of the Prospectus, and “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section on page 12 of the Prospectus are revised to include Waterfall and, as applicable, its corresponding strategy:

Waterfall Asset Management, LLC – Fundamental Strategies